Common Stockholders' Equity, Equity Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Class of Stock [Line Items]
Amount	$ 21,500,000		$ 68,056,000		$ 176,625,000
Treasury Shares
Class of Stock [Line Items]
Amount	21,500,000		68,053,000		176,601,000
TDS Parent Company
Class of Stock [Line Items]
Common share repurchase authorization	On November 19, 2009, the Board of Directors of TDS authorized a $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions.
Repurchase authorization, dollar value	250,000,000
Repurchase expiration	November 19, 2012
Common Shares | TDS Parent Company | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired					1,854,000
Average cost per share					$ 29.71
Amount					55,103,000	[1]
Special Common Shares | TDS Parent Company | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired	748,000		2,394,000		4,520,000
Average cost per share	$ 28.73		$ 28.42		$ 26.88
Amount	21,500,000	[1]	68,053,000	[1]	121,497,000	[1]
US Cellular Common Shares | U.S. Cellular
Class of Stock [Line Items]
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
The increase in number of shares allowed to be repurchased	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
US Cellular Common Shares | U.S. Cellular | Treasury Shares
Class of Stock [Line Items]
Number of shares acquired	1,276,000		1,235,000		887,000
Average cost per share	$ 48.82		$ 42.76		$ 37.86
Amount	$ 62,294,000	[1]	$ 52,827,000	[1]	$ 33,585,000	[1]

[1]	Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.